Schedule of Activity of Warrants (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	7,311,278	14,215,112
Warrants outstanding, ending balance	7,402,541	7,311,278
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	1,751,825	8,281,779
Exercised
Issuances
Retirements/Conversions		(6,529,954)
Warrants outstanding, ending balance	1,751,825	1,751,825
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	4,428,648	4,933,333
Exercised
Issuances
Retirements/Conversions		(504,685)
Warrants outstanding, ending balance	4,428,648	4,428,648
Working Capital Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	1,000,000	1,000,000
Exercised
Issuances
Retirements/Conversions
Warrants outstanding, ending balance	1,000,000	1,000,000